Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Effective tax rate	44.10%		43.80%
Income tax expense/(benefit)	$ 80	$ 4,089	$ (337)	$ 9,924
Federal research credit	6,600		25,300
Income tax expense reduction			1,200
Deferred taxes and other credits	600		600
Operating loss carryforwards	28,000		28,000
Gross deferred tax assets resulting from net operating loss carry-forwards	$ 11,700		$ 11,700
Isreal [Member]
Effective tax rate			26.50%